Note 4 - Other Assets (Tables)	12 Months Ended
Dec. 31, 2014
Notes Tables
Schedule of Other Assets [Table Text Block]
	2014	2013
Technology licenses	$248,855	$248,855
Deposits	11,010	11,010
Accumulated amortization – technology licenses	(248,855)	(238,855)
Total other assets	$11,010	$21,010